Shareholder Report	12 Months Ended	37 Months Ended	97 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE U.S. EQUITY RESEARCH FUND, INC.
Entity Central Index Key	0000931151
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005429
Shareholder Report [Line Items]
Fund Name	U.S. Equity Research Fund
Class Name	Investor Class
Trading Symbol	PRCOX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Investor Class	$51	0.45%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence (AI) developments.

  Versus the S&P 500 Index, the leading contributor to the portfolio’s relative performance was stock selection in information technology. An overweight position in NVIDIA was beneficial. Shares rose as investors rewarded the company’s product suite for its potential to facilitate growth in the popular AI space during much of the period. Within communication services, security choices were also beneficial, led by an overweight position in T-Mobile US. Shares rose on investor optimism following the news that T-Mobile will acquire most of U.S. Cellular’s wireless operations and after the company reported strong second- and third-quarter results.

  Conversely, the leading detractor from relative performance was the energy sector, due to stock selection. Not owning ONEOK hurt relative performance as shares rose on investor expectations that the company could benefit from an increase in energy consumption by data centers. Later in the period, shares were boosted by investor optimism over several recent strategic initiatives. The portfolio’s overweight allocation to health care also weighed on relative returns as the sector underperformed the index during the year.

  The U.S. Equity Research Fund invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. Analysts are allocated capital in proportion to the weight of the stocks they follow within the S&P 500 Index, and they have decision-making authority for their respective portion of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. Equity Research Fund (Investor Class)	26.42%	15.36%	13.73%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P 500 Index (Strategy Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 13,610,813,000	$ 13,610,813,000	$ 13,610,813,000
Holdings Count | Holding	305	305	305
Advisory Fees Paid, Amount	$ 37,648,000
InvestmentCompanyPortfolioTurnover	37.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$13,610,813 Number of Portfolio Holdings305
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	32.4%
Financials	14.0
Consumer Discretionary	11.3
Health Care	10.2
Communication Services	9.4
Industrials & Business Services	7.3
Consumer Staples	5.4
Energy	3.2
Utilities	2.3
Other	4.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple	8.1%
NVIDIA	7.1
Microsoft	6.5
Amazon.com	4.3
Alphabet	4.1
Broadcom	2.8
Meta Platforms	2.7
Tesla	2.3
Eli Lilly	1.9
JPMorgan Chase	1.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005430
Shareholder Report [Line Items]
Fund Name	U.S. Equity Research Fund
Class Name	Advisor Class
Trading Symbol	PACOX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Advisor Class	$94	0.83%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence (AI) developments.

  Versus the S&P 500 Index, the leading contributor to the portfolio’s relative performance was stock selection in information technology. An overweight position in NVIDIA was beneficial. Shares rose as investors rewarded the company’s product suite for its potential to facilitate growth in the popular AI space during much of the period. Within communication services, security choices were also beneficial, led by an overweight position in T-Mobile US. Shares rose on investor optimism following the news that T-Mobile will acquire most of U.S. Cellular’s wireless operations and after the company reported strong second- and third-quarter results.

  Conversely, the leading detractor from relative performance was the energy sector, due to stock selection. Not owning ONEOK hurt relative performance as shares rose on investor expectations that the company could benefit from an increase in energy consumption by data centers. Later in the period, shares were boosted by investor optimism over several recent strategic initiatives. The portfolio’s overweight allocation to health care also weighed on relative returns as the sector underperformed the index during the year.

  The U.S. Equity Research Fund invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. Analysts are allocated capital in proportion to the weight of the stocks they follow within the S&P 500 Index, and they have decision-making authority for their respective portion of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. Equity Research Fund (Advisor Class)	25.94%	14.93%	13.36%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P 500 Index (Strategy Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 13,610,813,000	$ 13,610,813,000	$ 13,610,813,000
Holdings Count | Holding	305	305	305
Advisory Fees Paid, Amount	$ 37,648,000
InvestmentCompanyPortfolioTurnover	37.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$13,610,813 Number of Portfolio Holdings305
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	32.4%
Financials	14.0
Consumer Discretionary	11.3
Health Care	10.2
Communication Services	9.4
Industrials & Business Services	7.3
Consumer Staples	5.4
Energy	3.2
Utilities	2.3
Other	4.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple	8.1%
NVIDIA	7.1
Microsoft	6.5
Amazon.com	4.3
Alphabet	4.1
Broadcom	2.8
Meta Platforms	2.7
Tesla	2.3
Eli Lilly	1.9
JPMorgan Chase	1.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005431
Shareholder Report [Line Items]
Fund Name	U.S. Equity Research Fund
Class Name	R Class
Trading Symbol	RRCOX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - R Class	$132	1.17%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence (AI) developments.

  Versus the S&P 500 Index, the leading contributor to the portfolio’s relative performance was stock selection in information technology. An overweight position in NVIDIA was beneficial. Shares rose as investors rewarded the company’s product suite for its potential to facilitate growth in the popular AI space during much of the period. Within communication services, security choices were also beneficial, led by an overweight position in T-Mobile US. Shares rose on investor optimism following the news that T-Mobile will acquire most of U.S. Cellular’s wireless operations and after the company reported strong second- and third-quarter results.

  Conversely, the leading detractor from relative performance was the energy sector, due to stock selection. Not owning ONEOK hurt relative performance as shares rose on investor expectations that the company could benefit from an increase in energy consumption by data centers. Later in the period, shares were boosted by investor optimism over several recent strategic initiatives. The portfolio’s overweight allocation to health care also weighed on relative returns as the sector underperformed the index during the year.

  The U.S. Equity Research Fund invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. Analysts are allocated capital in proportion to the weight of the stocks they follow within the S&P 500 Index, and they have decision-making authority for their respective portion of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. Equity Research Fund (R Class)	25.49%	14.60%	13.03%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P 500 Index (Strategy Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 13,610,813,000	$ 13,610,813,000	$ 13,610,813,000
Holdings Count | Holding	305	305	305
Advisory Fees Paid, Amount	$ 37,648,000
InvestmentCompanyPortfolioTurnover	37.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$13,610,813 Number of Portfolio Holdings305
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	32.4%
Financials	14.0
Consumer Discretionary	11.3
Health Care	10.2
Communication Services	9.4
Industrials & Business Services	7.3
Consumer Staples	5.4
Energy	3.2
Utilities	2.3
Other	4.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple	8.1%
NVIDIA	7.1
Microsoft	6.5
Amazon.com	4.3
Alphabet	4.1
Broadcom	2.8
Meta Platforms	2.7
Tesla	2.3
Eli Lilly	1.9
JPMorgan Chase	1.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000177207
Shareholder Report [Line Items]
Fund Name	U.S. Equity Research Fund
Class Name	I Class
Trading Symbol	PCCOX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - I Class	$39	0.34%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence (AI) developments.

  Versus the S&P 500 Index, the leading contributor to the portfolio’s relative performance was stock selection in information technology. An overweight position in NVIDIA was beneficial. Shares rose as investors rewarded the company’s product suite for its potential to facilitate growth in the popular AI space during much of the period. Within communication services, security choices were also beneficial, led by an overweight position in T-Mobile US. Shares rose on investor optimism following the news that T-Mobile will acquire most of U.S. Cellular’s wireless operations and after the company reported strong second- and third-quarter results.

  Conversely, the leading detractor from relative performance was the energy sector, due to stock selection. Not owning ONEOK hurt relative performance as shares rose on investor expectations that the company could benefit from an increase in energy consumption by data centers. Later in the period, shares were boosted by investor optimism over several recent strategic initiatives. The portfolio’s overweight allocation to health care also weighed on relative returns as the sector underperformed the index during the year.

  The U.S. Equity Research Fund invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. Analysts are allocated capital in proportion to the weight of the stocks they follow within the S&P 500 Index, and they have decision-making authority for their respective portion of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/16
U.S. Equity Research Fund (I Class)	26.56%	15.47%	15.73%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	14.20
S&P 500 Index (Strategy Benchmark)	25.02	14.53	14.88

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Nov. 29, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 13,610,813,000	$ 13,610,813,000	$ 13,610,813,000
Holdings Count | Holding	305	305	305
Advisory Fees Paid, Amount	$ 37,648,000
InvestmentCompanyPortfolioTurnover	37.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$13,610,813 Number of Portfolio Holdings305
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	32.4%
Financials	14.0
Consumer Discretionary	11.3
Health Care	10.2
Communication Services	9.4
Industrials & Business Services	7.3
Consumer Staples	5.4
Energy	3.2
Utilities	2.3
Other	4.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple	8.1%
NVIDIA	7.1
Microsoft	6.5
Amazon.com	4.3
Alphabet	4.1
Broadcom	2.8
Meta Platforms	2.7
Tesla	2.3
Eli Lilly	1.9
JPMorgan Chase	1.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000232530
Shareholder Report [Line Items]
Fund Name	U.S. Equity Research Fund
Class Name	Z Class
Trading Symbol	PCUZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence (AI) developments.

  Versus the S&P 500 Index, the leading contributor to the portfolio’s relative performance was stock selection in information technology. An overweight position in NVIDIA was beneficial. Shares rose as investors rewarded the company’s product suite for its potential to facilitate growth in the popular AI space during much of the period. Within communication services, security choices were also beneficial, led by an overweight position in T-Mobile US. Shares rose on investor optimism following the news that T-Mobile will acquire most of U.S. Cellular’s wireless operations and after the company reported strong second- and third-quarter results.

  Conversely, the leading detractor from relative performance was the energy sector, due to stock selection. Not owning ONEOK hurt relative performance as shares rose on investor expectations that the company could benefit from an increase in energy consumption by data centers. Later in the period, shares were boosted by investor optimism over several recent strategic initiatives. The portfolio’s overweight allocation to health care also weighed on relative returns as the sector underperformed the index during the year.

  The U.S. Equity Research Fund invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. Analysts are allocated capital in proportion to the weight of the stocks they follow within the S&P 500 Index, and they have decision-making authority for their respective portion of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 11/23/21
U.S. Equity Research Fund (Z Class)	27.02%	10.77%
Russell 3000 Index (Regulatory Benchmark)	23.81	8.05
S&P 500 Index (Strategy Benchmark)	25.02	9.24

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Nov. 23, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 13,610,813,000	$ 13,610,813,000	$ 13,610,813,000
Holdings Count | Holding	305	305	305
Advisory Fees Paid, Amount	$ 37,648,000
InvestmentCompanyPortfolioTurnover	37.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$13,610,813 Number of Portfolio Holdings305
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	32.4%
Financials	14.0
Consumer Discretionary	11.3
Health Care	10.2
Communication Services	9.4
Industrials & Business Services	7.3
Consumer Staples	5.4
Energy	3.2
Utilities	2.3
Other	4.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple	8.1%
NVIDIA	7.1
Microsoft	6.5
Amazon.com	4.3
Alphabet	4.1
Broadcom	2.8
Meta Platforms	2.7
Tesla	2.3
Eli Lilly	1.9
JPMorgan Chase	1.3

Updated Prospectus Web Address	www.troweprice.com/paperless